PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Domestic Plans with Accumulated Benefit Obligations) (Details) - United States Pension Plan of US Entity, Defined Benefit [Member] - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation	$ 49,622	$ 52,418
Accumulated benefit obligation	49,622	52,418
Fair value of plan assets	$ 33,127	$ 35,705